Financial obligations - Additional information (Details)									1 Months Ended		12 Months Ended
	Jan. 03, 2022 USD ($)	Nov. 02, 2020	Oct. 29, 2020 USD ($)	Jul. 30, 2020 USD ($)	Apr. 30, 2020 USD ($)	Oct. 29, 2019 USD ($)	Jun. 27, 2016 USD ($)	Jun. 30, 2014 USD ($)	Apr. 30, 2020	Jun. 30, 2014 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2022	Jun. 30, 2022	Mar. 02, 2022 USD ($)	Jul. 23, 2021 USD ($)	Jun. 27, 2021 USD ($)	Dec. 31, 2018 USD ($)	Oct. 29, 2018 USD ($)	Feb. 12, 2009 USD ($)
Disclosure of Financial obligations [Line Items]
Bank loans											$ 50,000,000	$ 65,793,000	$ 55,000,000						$ 95,000,000
Borrowings, interest rate											1.65%
Equity											$ 2,538,531,000	2,799,857,000	2,968,200,000						$ 3,028,226,000
Amount of prepaid											65,793,000	$ 7,197,000	$ 95,000,000
Minimum
Disclosure of Financial obligations [Line Items]
Borrowings, interest rate												1.65%
Maximum
Disclosure of Financial obligations [Line Items]
Borrowings, interest rate												3.70%
LIBOR
Disclosure of Financial obligations [Line Items]
Borrowings, adjustment to interest rate basis												1.90%
Spread on variable interest rate												1.90%
Empresa de Generacin Huanza S.A
Disclosure of Financial obligations [Line Items]
Borrowings											112,784,000	$ 111,820,000
Compaa de Minas Buenaventura S.A.A. [Member]
Disclosure of Financial obligations [Line Items]
Notional amount							$ 275,000,000				275,000,000	275,000,000					$ 550,000,000	$ 275,000,000
Borrowings											281,284,000	272,285,000
Compaa de Minas Buenaventura S.A.A. [Member] | Minimum
Disclosure of Financial obligations [Line Items]
Debt service coverage ratio							4.0
Equity							$ 2,711,000,000
Compaa de Minas Buenaventura S.A.A. [Member] | Maximum
Disclosure of Financial obligations [Line Items]
Leverage ratio							3.0
Banco De Credito Del Peru - New Financial Obligation [Member]
Disclosure of Financial obligations [Line Items]
Notional amount						$ 161,893,850
Bank loans											10,793,000
Deferred periodic payment				$ 5,396,000	$ 5,396,000
Banco De Credito Del Peru - New Financial Obligation [Member] | Minimum
Disclosure of Financial obligations [Line Items]
Debt service coverage ratio						1.3
Banco De Credito Del Peru - New Financial Obligation [Member] | Maximum
Disclosure of Financial obligations [Line Items]
Leverage ratio						1.0
Indebtedness ratio						2.25
Banco De Credito Del Peru - New Financial Obligation Maturing on October 2024 [Member]
Disclosure of Financial obligations [Line Items]
Notional amount						$ 113,325,695
Borrowings, interest rate						3.76%
Borrowings, maturity						October 2024
Term of debt						5 years
Banco De Credito Del Peru - New Financial Obligation Maturing on October 2026 [Member]
Disclosure of Financial obligations [Line Items]
Notional amount						$ 48,568,155
Borrowings, interest rate basis						Three-month LIBOR plus 2.39
Borrowings, adjustment to interest rate basis						2.39%
Borrowings, maturity						October 2026
Spread on variable interest rate						2.39%
Term of debt						7 years
Banco de Credito del Peru [member]
Disclosure of Financial obligations [Line Items]
Notional amount								$ 103,373,000		$ 103,373,000	$ 61,667,000	$ 61,667,000								$ 119,000,000
Borrowings, interest rate basis								LIBOR 30 days plus 2.10					LIBOR 30 days plus 2.10
Final installment			$ 44,191,000					$ 68,905,000		$ 68,905,000			$ 44,191,000
Term of debt		18 months
Banco de Credito del Peru [member] | Minimum
Disclosure of Financial obligations [Line Items]
Debt service coverage ratio													1.1
Equity																					$ 30,000,000
Syndicated Term Loan
Disclosure of Financial obligations [Line Items]
Borrowings Modified Repayment Terms									five semi-annual
Term of debt									5 years
Number of semi-annual installments													41,200,000
Final payment													$ 68,750,000
Syndicated Term Loan | January 3, 2022
Disclosure of Financial obligations [Line Items]
Amount of prepaid	$ 100,000,000
Syndicated Term Loan | March 2, 2022
Disclosure of Financial obligations [Line Items]
Borrowings																$ 175,000,000
Syndicated Term Loan | LIBOR
Disclosure of Financial obligations [Line Items]
Borrowings, adjustment to interest rate basis													2.50%	3.40%	3.00%
Spread on variable interest rate													2.50%	3.40%	3.00%